Revenue - Disaggregated Revenues and Cost to Obtain a Contract (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of revenues
Total revenues, gross	$ 243,065	$ 242,440	$ 243,422	$ 244,210	$ 476,629	$ 482,704	$ 719,694	$ 726,126	$ 971,620	$ 967,307
Deferred revenues adjustment	(67)	(131)	(525)	(913)	(295)	(2,380)	(362)	(2,905)	(3,152)	(49,673)
Total Revenues, net	242,998	242,309	242,897	243,297	476,334	480,324	719,332	723,221	968,468	917,634
Amortization expense									9,995	4,335
Prepaid expenses
Disaggregation of revenues
Prepaid sales commissions									10,407	8,285
Noncurrent assets
Disaggregation of revenues
Prepaid sales commissions									9,493	5,457
Subscription revenues
Disaggregation of revenues
Total revenues, gross	200,813	202,747	204,305	199,481	395,239	392,106	596,052	596,411	794,097	785,717
Transaction revenues
Disaggregation of revenues
Total revenues, gross	$ 42,252	$ 39,693	$ 39,117	$ 44,729	$ 81,390	$ 90,598	$ 123,642	$ 129,715	$ 177,523	$ 181,590